Expense Example, No Redemption - EUPAC FUND	May 29, 2026 USD ($)
Class C
Prospectus [Line Items]
Expense Example, No Redemption, 1 Year	$ 161
Expense Example, No Redemption, 3 Years	499
Expense Example, No Redemption, 5 Years	860
Expense Example, No Redemption, 10 Years	1,677
Class 529-C
Prospectus [Line Items]
Expense Example, No Redemption, 1 Year	166
Expense Example, No Redemption, 3 Years	514
Expense Example, No Redemption, 5 Years	887
Expense Example, No Redemption, 10 Years	$ 1,449